                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/08

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)

  PAR
 AMOUNT
 (000)    DESCRIPTION                                  COUPON   MATURITY       VALUE
-------   -----------                                  ------   --------   -------------
          MUNICIPAL BONDS 185.0%
          PENNSYLVANIA 175.3%
$ 2,000   Abington, PA Sch Dist Ser A
             (FSA Insd).............................   5.000%   04/01/32   $   2,077,920
  3,000   Allegheny Cnty, PA Arpt Auth Rev
             Pittsburgh Intl Arpt Rfdg (FGIC
             Insd) (AMT)............................   5.750    01/01/18       3,039,930
  2,000   Allegheny Cnty, PA Higher Ed
             Bldg Carnegie Mellon Univ..............   5.125    03/01/32       2,096,600
  2,750   Allegheny Cnty, PA Higher Ed
             Bldg Carnegie Mellon Univ..............   5.250    03/01/32       2,903,670
  1,360   Allegheny Cnty, PA Hosp Dev
             Auth Rev Hlth Sys Ser A (MBIA
             Insd) (Prerefunded @
             11/15/10)..............................   6.500    11/15/30       1,532,965
  7,500   Allegheny Cnty, PA Hosp Dev
             Auth Rev Hlth Sys West Penn
             Ser A..................................   5.375    11/15/40       6,537,450
    735   Allegheny Cnty, PA Hosp Dev
             Auth Rev OH Vly Gen Hosp Proj
             Ser A..................................   5.000    04/01/25         702,711
  3,145   Allegheny Cnty, PA Hosp Dev
             Auth Rev OH Vly Gen Hosp Proj
             Ser A..................................   5.125    04/01/35       2,866,133
  2,000   Allegheny Cnty, PA Indl Dev Auth
             Lease Rev Cargo fac Afco Cargo
             Pit LLC (AMT)..........................   6.625    09/01/24       1,988,920
  1,250   Allegheny Cnty, PA Indl Dev Auth
             Lease Rev Residential Res Inc
             Proj...................................   5.125    09/01/31       1,167,313
  3,000   Allegheny Cnty, PA Port Auth Spl
             Rev Trans (FGIC Insd)..................   5.000    03/01/29       3,050,790
  2,000   Allegheny Cnty, PA Port Auth Spl
             Rev Trans (MBIA Insd)
             (Prerefunded @ 3/01/09)................   6.000    03/01/24       2,102,800

  1,230   Allegheny Cnty, PA Redev Auth
             Tax Increment Rev Robinson
             Mall Proj Ser A........................   7.000    11/01/17       1,321,598
    410   Allegheny Cnty, PA Residential
             Fin Auth Mtg Rev Single Family
             Ser II-1 (GNMA Collateralized)
             (AMT)..................................   5.800    05/01/21         420,197
    615   Allegheny Cnty, PA Residential
             Fin Auth Mtg Rev Single Family
             Ser II-2 (GNMA Collateralized)
             (AMT)..................................   5.800    11/01/20         631,015
  3,340   Allegheny Cnty, PA Residential
             Fin Auth Mtg Rev Single Family
             Ser KK-2 (GNMA Collateralized)
             (AMT) (a)..............................   5.750    05/01/33       3,382,852
  1,510   Allegheny Cnty, PA Residential
             Mtg Fin Auth Single Family
             Ser MM (GNMA Collateralized)
             (AMT)..................................   5.200    05/01/33       1,510,181
  1,000   Allegheny Cnty, PA Residential
             Fin Auth Mtg Rev Single Family
             Ser RR (GNMA Collateralized)
             (AMT)..................................   4.750    11/01/25         978,220
  1,775   Allegheny Cnty, PA Residential
             Fin Auth Mtg Rev Single Family
             Ser TT (GNMA Collateralized)
             (AMT) (b)..............................   4.900    11/01/26       1,750,239
  5,000   Allegheny Cnty, PA San Auth Swr
             (FGIC Insd)............................   5.000    12/01/37       5,140,500
    460   Allegheny Cnty, PA San Auth Swr
             Rev (MBIA Insd)........................   5.500    12/01/30         485,433
  1,000   Allegheny Cnty, PA San Auth Swr
             Rev (MBIA Insd)........................   5.750    12/01/13       1,089,360
  2,220   Allegheny Cnty, PA San Auth Swr
             Rev (MBIA Insd) (Prerefunded
             @ 12/01/10)............................   5.750    12/01/17       2,445,641
  1,830   Allegheny Cnty, PA San Auth Swr
             Rev (MBIA Insd) (Prerefunded
             @ 12/01/10)............................   5.750    12/01/18       2,016,001

  1,705   Armstrong, PA Sch Dist (XLCA
             Insd) (b)..............................   5.250    03/15/25       1,791,103
 12,500   Beaver Cnty, PA Indl Dev Auth
             Pollutn Ctl Rev Duquesne Conv
             Rfdg (AMBAC Insd) (c)..................   4.500    11/01/29      11,907,188
  1,500   Berks Cnty, PA Indl Dev Auth
             First Mtg Rev Rfdg
             Douglassville Proj A (AMT).............   6.125    11/01/34       1,428,000
  1,695   Berks Cnty, PA Muni Auth
             Albright College Proj Rfdg
             Ser A (b)..............................   5.500    10/01/16       1,774,190
  1,800   Berks Cnty, PA Muni Auth
             Albright College Proj (b)..............   5.500    10/01/17       1,870,506
  6,000   Berks Cnty, PA Muni Auth Hosp
             Rev Reading Hosp & Med Ctr
             Proj (FSA Insd) (Prerefunded @
             11/01/09)..............................   6.000    11/01/29       6,514,920
  4,460   Bethlehem, PA Auth Wtr Gtd
             (FSA Insd).............................   5.000    11/15/19       4,866,529
  1,000   Bradford Cnty, PA Indl Dev Auth
             Solid Waste Disp Rev Intl Paper
             Rfdg Ser B (AMT).......................   5.200    12/01/19         994,950
  1,200   Bucks Cnty, PA Indl Dev Auth
             Rev Lutheran Cmnty Telford
             Ctr....................................   5.750    01/01/37       1,117,860
  1,000   Canon McMillan Sch Dist PA Ser
             B (FGIC Insd)..........................   5.500    12/01/29       1,047,940
  2,270   Carbon Cnty, PA Indl Dev Auth
             Panther Creek Partn Proj Rfdg
             (AMT) (LOC: Paribas & Union
             Bk of CA Intl).........................   6.650    05/01/10       2,336,579
  1,435   Central Greene, PA Sch Dist Rfdg
             Ser B (FSA Insd) (b)...................   5.000    02/15/24       1,523,166
  1,000   Chartiers Vly, PA Indl & Coml Dev
             Auth First Mtg Rev Asbury Hlth
             Ctr Rfdg...............................   6.375    12/01/19       1,019,470
  1,000   Chartiers Vly, PA Indl & Coml Dev
             Auth First Mtg Rev Asbury Hlth
             Ctr Rfdg...............................   6.375    12/01/24       1,016,670

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
  3,000   Cheltenham Twp, PA (AMBAC
             Insd)..................................   5.000    01/01/28       3,104,100
  3,555   Chester Cnty, PA Indl Dev Auth
             Rev Collegium Charter Sch Proj
             Ser A (ACA Insd).......................   5.500    04/15/31       2,910,407
  1,500   Crawford Cnty, PA Hosp Auth Sr
             Living Fac Rev Westbury Utd
             Methodist Cmnty........................   6.250    08/15/29       1,492,920
  1,000   Cumberland Cnty, PA Muni Auth
             Dickinson College Ser A
             (AMBAC Insd) (Prerefunded @
             11/01/10)..............................   5.500    11/01/30       1,085,100
  2,000   Cumberland Cnty, PA Muni Auth
             Messiah Village Proj Ser A (f).........   6.000    07/01/35       2,031,360
  2,750   Cumberland Cnty, PA Muni Auth
             Rev Diakon Lutheran Ministries
             Proj...................................   5.000    01/01/27       2,590,995
  5,000   Dauphin Cnty, PA Genl Auth
             Hosp Rev Hapsco West PA
             Hosp Proj B Rfdg (MBIA
             Insd) (d)..............................   6.250    07/01/16       5,680,700
    360   Delaware Cnty, PA Auth College
             Cabrini College (Radian Insd)..........   5.750    07/01/23         365,699
  1,640   Delaware Cnty, PA Auth College
             Cabrini College (Radian Insd)
             (Prerefunded @ 7/01/09)................   5.750    07/01/23       1,722,968
  2,295   Delaware Cnty, PA Auth College
             Neumann College Rfdg (b)...............   5.875    10/01/21       2,384,298
  2,000   Delaware Cnty, PA Auth College
             Neumann College Rfdg...................   6.000    10/01/31       2,042,260
  1,000   Delaware Cnty, PA Auth Rev
             White Horse Vlg Proj Rfdg Ser
             A (Prerefunded @ 7/01/10)..............   7.625    07/01/30       1,129,990
  2,750   Delaware Cnty, PA Indl Dev Auth
             Rev Wtr Fac Aqua PA Inc Proj
             Ser A (FGIC Insd) (AMT)................   5.000    11/01/37       2,728,742
  9,300   Delaware Cnty, PA Indl Dev Auth
             Rev Wtr Fac Aqua PA Inc Proj
             Ser B (FGIC Insd) (AMT) (c)............   5.000    11/01/36       9,229,227

  4,000   Delaware Cnty, PA Indl Dev Auth
             Rev Wtr Fac Aqua PA Inc Proj
             Ser C (FGIC Insd) (AMT)................   5.000    02/01/35       3,976,520
  1,750   Delaware Cnty, PA Indl Dev Auth
             Rev Wtr Fac (FGIC Insd)
             (AMT)..................................   6.000    06/01/29       1,810,445
  2,500   Delaware Cnty, PA Indl Dev Auth
             Wtr Fac PA Subn Wtr (AMBAC
             Insd) (AMT)............................   5.350    10/01/31       2,529,000
  8,000   Delaware Vly, PA Regl Fin Auth............   5.750    07/01/17       9,370,080
  2,800   Erie, PA Sch Dist (AMBAC Insd)
             (Prerefunded @ 9/01/10)................   5.800    09/01/29       3,045,980
  2,735   Exeter Twp, PA Sch Dist (FGIC
             Insd)..................................   5.000    05/15/25       2,843,962
  6,010   Falls Twp, PA Hosp Auth Hosp
             Rev DE Vly Med Rfdg
             (FHA Gtd)..............................   7.000    08/01/22       6,059,342
  1,000   Fayette Cnty, PA (AMBAC Insd)
             (Prerefunded @ 11/15/10)...............   5.625    11/15/28       1,089,570
 10,005   Geisinger Auth PA Health Sys (c) (e)......   4.061    05/01/37       7,995,796
  6,575   Harrisburg, PA Auth Wtr Rev
             Rfdg (FSA Insd) (b)....................   5.000    07/15/21       7,098,173
  1,000   Harveys Lake Genl Muni Auth PA
             College Rev College
             Misericordia Proj (ACA Insd)...........   6.000    05/01/19       1,016,380
  1,985   Jim Thorpe, PA Area Sch Dist
             (FSA Insd) (b).........................   5.000    03/15/25       2,086,156
  4,700   Lancaster Cnty, PA Hosp Auth
             Rev Brethren Vlg Proj Ser A............   6.500    07/01/40       4,749,068
  5,000   Lancaster Cnty, PA Hosp Auth
             Rev Hlth Sys Lancaster Gen
             Rfdg Ser B.............................   4.500    03/15/31       4,781,500
  5,000   Lancaster Cnty, PA Hosp Auth
             Rev Hlth Sys Lancaster Gen
             Rfdg Ser B.............................   4.500    03/15/36       4,692,550
  3,500   Lancaster, PA Higher Ed Auth
             Rev Franklin & Marshall
             College................................   5.000    04/15/22       3,691,205

  1,000   Lebanon Cnty, PA Hlth Fac
             Pleasant View Auth Hlth Ctr Rev
             Retirement Ser A.......................   5.125    12/15/20         951,930
  1,510   Lehigh Cnty, PA Gen Purp Auth
             Cedar Crest College Rfdg
             (Radian Insd)..........................   5.000    04/01/26       1,523,001
  2,000   Lehigh Cnty, PA Gen Purp Auth
             Rev Good Shepherd Group Ser
             A......................................   5.500    11/01/24       2,109,800
  1,000   Lehigh Cnty, PA Gen Purp Auth
             Rev Good Shepherd Group Ser
             A......................................   5.625    11/01/34       1,037,380
  1,750   Lehigh Cnty, PA Gen Purp Auth
             Rev Hosp Saint Lukes
             Bethlehem (Prerefunded @
             8/15/13)...............................   5.375    08/15/33       1,973,282
  1,240   Lehigh Northampton, PA Arpt
             Lehigh Vly Arpt Sys Rfdg Ser A
             (MBIA Insd) (AMT) (b)..................   5.000    01/01/20       1,289,154
  1,360   Lehigh Northampton, PA Arpt
             Lehigh Vly Arpt Sys Rfdg Ser A
             (MBIA Insd) (AMT) (b)..................   5.000    01/01/22       1,395,102
    675   Lehigh Northampton, PA Arpt
             Lehigh Vly Arpt Sys Rfdg Ser A
             (MBIA Insd) (AMT)......................   5.000    01/01/23         688,810
  1,500   Lehigh Northampton, PA Arpt Ser
             A (MBIA Insd) (AMT)....................   6.000    05/15/25       1,557,060
  2,700   Lehigh Northampton, PA Arpt Ser
             A (MBIA Insd) (AMT)....................   6.000    05/15/30       2,802,708
  6,650   Lycoming Cnty, PA Auth College
             Rev PA College of Technology
             (AMBAC Insd)...........................   5.350    07/01/26       6,917,995
  5,000   Lycoming Cnty, PA Auth College
             Rev PA College of Technology
             (AMBAC Insd)...........................   5.375    07/01/30       5,205,500
  1,000   Mercer Cnty, PA (FGIC Insd)...............   5.500    10/01/15       1,090,140
  5,000   Mercer Cnty, PA Indl Dev Auth
             Wtr Fac Sub Corp (MBIA Insd)
             (AMT)..................................   6.000    07/01/30       5,212,150

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
  1,000   Mifflin Cnty, PA Hosp Auth Rev
             (Radian Insd) (Prerefunded @
             1/01/11)...............................   6.200    07/01/25       1,115,880
  2,500   Mifflin Cnty, PA Hosp Auth Rev
             (Radian Insd) (Prerefunded @
             1/01/11)...............................   6.200    07/01/30       2,789,700
  3,755   Mifflin Cnty, PA Ser A (FGIC
             Insd) (b)..............................   5.000    09/01/31       3,824,054
  3,000   Monroe Cnty, PA Hosp Auth Rev
             Hosp Pocono Med Ctr....................   5.250    01/01/43       2,823,030
  3,000   Monroe Cnty, PA Hosp Auth Rev
             Hosp Pocono Med Ctr
             (Prerefunded @ 1/01/14)................   6.000    01/01/43       3,490,680
  6,500   Montgomery Cnty, PA Higher Ed
             & Hlth Auth Hosp Rev Abington
             Mem Hosp Ser A.........................   5.125    06/01/32       6,481,605
  5,000   Montgomery Cnty, PA Higher Ed
             & Hlth Auth Rev Dickinson
             College Proj Ser FF-1 (CIFG
             Insd)..................................   5.000    05/01/28       5,034,900
 12,000   Montgomery Cnty, PA Indl Dev
             Auth Retirement Cmnty Rev Ser
             A (c)..................................   4.500    11/15/36      10,313,580
  2,000   Montgomery Cnty, PA Indl Dev
             Auth Rev Mtg Whitemarsh
             Continuing Care........................   6.250    02/01/35       1,994,820
  6,000   Montour, PA Sch Dist (FSA Insd)...........   5.000    04/01/37       6,248,100
  4,000   Moon Area Sch Dist PA (FSA
             Insd)..................................   5.000    11/15/25       4,220,000
  2,345   Moon Indl Dev Auth PA Ed Fac
             Rev Ellis Sch Proj (Prerefunded
             @ 3/01/09).............................   5.800    03/01/25       2,436,572
  1,500   Mount Lebanon, PA Hosp Auth
             Saint Clair Mem Hosp Ser A.............   5.625    07/01/32       1,529,235
  1,000   Northeastern York, PA Sch Dist
             Ser B (FGIC Insd)......................   5.000    04/01/30       1,033,740
  2,000   Northeastern York, PA Sch Dist
             Ser B (FGIC Insd)......................   5.000    04/01/31       2,065,960

  2,100   Owen J. Roberts Sch Dist PA
             (FSA Insd).............................   5.000    05/15/27       2,202,207
  3,500   Pennsylvania Econ Dev Fin Auth
             Exempt Fac Rev Reliant Energy
             Ser B (AMT)............................   6.750    12/01/36       3,587,220
  1,000   Pennsylvania Econ Dev Fin Auth
             Res Recovery Rev Colver Proj
             Rfdg Ser G (AMT).......................   5.125    12/01/15         975,390
  1,000   Pennsylvania Econ Dev Fin Auth
             Solid Waste Disp Rev Waste
             Mgmt Inc Proj Ser A (AMT)..............   5.100    10/01/27         952,560
  1,585   Pennsylvania Hsg Fin Agy
             Ser 100A (AMT).........................   5.100    10/01/22       1,618,650
  3,500   Pennsylvania Hsg Fin Agy Single
             Family Mtg Rev Ser 94-A
             (AMT)..................................   5.100    10/01/31       3,487,820
  3,200   Pennsylvania Hsg Fin Agy Single
             Family Mtg Rev Ser 96-A
             (AMT) (c)..............................   4.600    10/01/27       2,983,608
  4,500   Pennsylvania Hsg Fin Agy Single
             Family Mtg Rev Ser 96-A
             (AMT) (c)..............................   4.650    10/01/31       4,195,700
  8,300   Pennsylvania Hsg Fin Agy Single
             Family Mtg Rev Ser 96-A
             (AMT) (c)..............................   4.700    10/01/37       7,738,735
  4,000   Pennsylvania Hsg Fin Agy Single
             Family Mtg Rev Ser 97-A
             (AMT) (c)..............................   4.700    10/01/37       3,729,511
    520   Pennsylvania Hsg Fin Agy Single
             Family Mtg Ser 66-A (AMT)..............   5.650    04/01/29         532,693
    960   Pennsylvania Hsg Fin Agy Single
             Family Mtg Ser 90-A (AMT)..............   4.700    10/01/25         936,643
  2,500   Pennsylvania St Higher Ed Fac
             Auth Rev Allegheny College.............   4.800    05/01/36       2,430,500
  1,000   Pennsylvania St Higher Ed Fac
             Auth Rev Clarion Univ Fndtn Inc
             Ser A (XLCA Insd)......................   5.000    07/01/28         978,050

  1,500   Pennsylvania St Higher Ed Fac
             Auth Rev Clarion Univ Fndtn Inc
             Ser A (XLCA Insd)......................   5.000    07/01/33       1,463,055
  1,500   Pennsylvania St Higher Ed Fac
             Auth Rev Clarion Univ Fndtn Inc
             Ser A (XLCA Insd)......................   5.250    07/01/18       1,561,905
  3,000   Pennsylvania St Higher Ed Fac
             Auth Rev Drexel Univ (b)...............   5.500    05/01/16       3,303,750
  4,000   Pennsylvania St Higher Ed Fac
             Auth Rev Drexel Univ (b)...............   5.500    05/01/17       4,432,920
  1,000   Pennsylvania St Higher Ed Fac
             Auth Rev Geneva College Proj
             (Prerefunded @ 4/01/12)................   6.125    04/01/22       1,135,980
  5,500   Pennsylvania St Higher Ed Fac
             Auth Rev La Salle Univ.................   5.500    05/01/34       5,539,325
  1,000   Pennsylvania St Higher Ed Fac
             Auth Rev LaSalle Univ Ser A............   5.000    05/01/37         942,830
  1,000   Pennsylvania St Higher Ed Fac
             Auth Rev La Salle Univ Ser A...........   5.250    05/01/27       1,012,860
  3,000   Pennsylvania St Higher Ed Fac
             Auth Rev Messiah College Ser
             AA-3 (Radian Insd).....................   5.500    11/01/22       3,141,000
  1,000   Pennsylvania St Higher Ed Fac
             Auth Rev PA Univ.......................   5.000    06/01/35         947,210
  1,540   Pennsylvania St Higher Ed Fac
             Auth Rev Thomas Jefferson
             Univ...................................   5.375    01/01/25       1,608,792
  6,000   Pennsylvania St Higher Ed Fac
             Auth Rev Univ Sciences
             Philadelphia Ser A (XLCA
             Insd)..................................   5.000    11/01/36       5,896,200
  7,850   Pennsylvania St Higher Ed Fac
             Auth Rev UPMC Hlth Sys Ser
             A......................................   6.000    01/15/31       8,419,125
  6,600   Pennsylvania St Higher Ed Fac
             Auth Rev UPMC Hlth Sys Ser A
             (FSA Insd).............................   5.000    08/01/29       6,768,828

 18,345   Pennsylvania St Pub Sch Bldg
             Auth Lease Rev Sch Dist
             Philadelphia Proj Ser B (FSA
             Insd) (c)..............................   4.500    06/01/32      19,303,555
  1,200   Pennsylvania St Tpk Com Tpk
             Rev Ser A (AMBAC Insd).................   5.250    12/01/21       1,289,508
  2,000   Pennsylvania St Univ......................   5.000    09/01/29       2,081,180
  4,000   Pennsylvania St Univ......................   5.000    09/01/35       4,144,040
  1,250   Philadelphia, PA Arpt Rev Ser A
             (MBIA Insd) (AMT)......................   5.000    06/15/23       1,267,625
 15,000   Philadelphia, PA Auth for Indl Dev
             Rev Cultural & Coml Corridors
             Pgm Ser A (FGIC Insd) (c)..............   4.450    12/01/31      13,688,479
  2,500   Philadelphia, PA Auth for Indl
             Dev Rev First Philadelphia
             Charter Ser A..........................   5.850    08/15/37       2,457,500
  2,610   Philadelphia, PA Auth for Indl
             Dev Rev Please Touch
             Museum Proj............................   5.250    09/01/21       2,709,389
  4,230   Philadelphia, PA Auth for Indl
             Dev Rev Please Touch
             Museum Proj............................   5.250    09/01/26       4,283,721
  1,000   Philadelphia, PA Auth for Indl
             Dev Rev Please Touch Museum
             Proj...................................   5.250    09/01/31         984,670
  6,700   Philadelphia, PA Auth for Indl
             Dev Rev Please Touch Museum
             Proj...................................   5.250    09/01/36       6,520,842
  2,500   Philadelphia, PA Auth for Indl
             Dev Rev Ser A..........................   5.500    09/15/37       2,342,375
  4,005   Philadelphia, PA Auth Indl Dev
             Amern College of
             Physicians (b).........................   5.500    06/15/27       4,078,131
  2,250   Philadelphia, PA Auth Indl Dev PA
             Arpt Sys Proj Ser A (FGIC Insd)
             (AMT)..................................   5.125    07/01/19       2,312,010

  2,500   Philadelphia, PA Auth Indl Dev PA
             Arpt Sys Proj Ser A (FGIC Insd)
             (AMT)..................................   5.250    07/01/28       2,529,825
  4,000   Philadelphia, PA Auth Indl Ser B
             (FSA Insd) (Prerefunded @
             10/01/11)..............................   5.125    10/01/26       4,408,760
 11,160   Philadelphia, PA Auth Indl Ser B
             (FSA Insd) (Prerefunded @
             10/01/11)..............................   5.500    10/01/17      12,446,302
  3,000   Philadelphia, PA (FSA Insd)
             (Prerefunded @ 3/15/09)................   5.000    03/15/28       3,126,480
  3,900   Philadelphia, PA Gas Wks Rev
             12th Ser B (MBIA Insd) (d).............   7.000    05/15/20       4,767,945
  1,000   Philadelphia, PA Hosp & Higher
             Ed Fac Auth Rev Chestnut Hill
             College (Prerefunded @
             10/01/09)..............................   6.000    10/01/29       1,078,600
  8,500   Philadelphia, PA Hosp & Higher
             Ed Fac Auth Rev Childrens
             Proj (c)...............................   4.500    07/01/33       8,243,040
 16,000   Philadelphia, PA Hosp & Higher
             Ed Fac Auth Rev Childrens
             Proj (c)...............................   4.500    07/01/37      15,516,311
  1,455   Philadelphia, PA Hosp & Higher
             Ed Fac Auth Rev Cmnty College
             Rfdg Ser B (MBIA Insd) (b).............   6.500    05/01/09       1,525,364
  1,645   Philadelphia, PA Proj Auth Rev
             Ser A (AMBAC Insd).....................   5.250    02/15/29       1,685,039
 12,940   Philadelphia PA, Redev Auth
             Residential Mtg Ln Rev Ser A
             (AMT) (c)..............................   4.750    12/01/28      12,290,477
  1,905   Philadelphia, PA Redev Auth Rev
             Neighborhood Trans Ser A
             (FGIC Insd)............................   5.500    04/15/16       2,087,099

    500   Pittsburgh & Allegheny Cnty, PA
             Pub Aud Hotel Room (AMBAC
             Insd)..................................   5.125    02/01/35         507,950
 16,000   Pittsburgh & Allegheny Cnty, PA
             Pub Aud Regl Asset Dist Sales
             Tax (AMBAC Insd).......................   5.000    02/01/24      16,464,000
  4,990   Pittsburgh & Allegheny Cnty, PA
             Pub Aud Regl Asset Dist Sales
             Tax (AMBAC Insd).......................   5.000    02/01/29       5,043,692
  2,215   Pittsburgh, PA Pub Pkg Auth Rev
             Rfdg Ser A (FGIC Insd).................   5.000    12/01/25       2,288,029
  5,140   Pittsburgh, PA Ser A (AMBAC
             Insd)..................................   5.500    09/01/17       5,606,506
  4,860   Pittsburgh, PA Ser A (AMBAC
             Insd) (Prerefunded @ 3/01/12)..........   5.500    09/01/17       5,408,111
  2,000   Pittsburgh, PA Ser A (FGIC Insd)
             (Prerefunded @ 9/01/09)................   5.750    09/01/21       2,111,200
  3,000   Pittsburgh, PA Ser A (FGIC Insd)
             (Prerefunded @ 9/01/09)................   5.750    09/01/22       3,166,800
  1,000   Pittsburgh, PA Urban Redev Auth
             Cent Triangle Tax Increment
             Ser A (Prerefunded @
             5/01/09)...............................   6.100    05/01/19       1,049,080
  1,570   Pittsburgh, PA Urban Redev Auth
             Mtg Rev Ser A (GNMA
             Collateralized) (AMT)..................   5.000    10/01/36       1,526,778
  1,495   Pittsburgh, PA Urban Redev Auth
             Mtg Rev Ser C (GNMA
             Collateralized) (AMT)..................   5.700    04/01/30       1,502,206
  1,345   Radnor Twp, PA Sch Dist Ser A
             (FSA Insd).............................   5.000    02/15/32       1,393,783
  2,300   Radnor Twp, PA Sch Dist Ser A
             (FSA Insd) (b).........................   5.000    02/15/35       2,377,786
  1,500   Radnor Twp, PA Sch Dist Ser B
             (FSA Insd).............................   5.000    02/15/28       1,565,505
  2,000   Rostraver Twp, PA (AMBAC Insd)
             (Prerefunded @ 7/01/10)................   5.500    07/01/24       2,153,240
  1,000   Saxonburg, PA Area Auth Swr &
             Wtr Rev (AGL Insd).....................   5.000    03/01/30       1,040,750

  1,500   Saxonburg, PA Area Auth Swr &
             Wtr Rev (AGL Insd).....................   5.000    03/01/35       1,554,930
  1,000   Southcentral, PA Gen Auth Rev
             Hanover Hosp Inc (Radian
             Insd)..................................   5.000    12/01/30         993,200
    900   Southcentral, PA Gen Auth Rev
             Wellspan (MBIA Insd) (b)...............   5.375    05/15/28         955,359
  4,100   Southcentral, PA Gen Auth Rev
             Wellspan (MBIA Insd)
             (Prerefunded @ 5/15/11) (b)............   5.375    05/15/28       4,517,831
  2,000   Southcentral, PA Gen Auth Rev
             York College of Penn Assoc
             (XLCA Insd)............................   5.000    05/01/37       2,002,040
  2,360   State Pub Sch Bldg Auth PA Sch
             Rev Jefferson Cnty Dubois
             Tech Sch (FGIC Insd) (b)...............   5.375    02/01/23       2,535,466
  2,140   Susquehanna Area Regl Arpt
             Auth PA Arpt Sys Rev Ser A
             (AMBAC Insd) (AMT).....................   5.375    01/01/21       2,215,863
  5,205   Susquehanna Area Regl Arpt
             Auth PA Arpt Sys Rev Ser A
             (AMBAC Insd) (AMT).....................   5.375    01/01/23       5,354,644
  2,545   Susquehanna Area Regl Arpt
             Auth PA Arpt Sys Rev Ser A
             (AMBAC Insd) (AMT) (b).................   5.500    01/01/18       2,689,352
  5,500   Susquehanna Area Regl Arpt
             Auth PA Arpt Sys Rev Ser D.............   5.375    01/01/18       5,410,240
  1,950   Swarthmore Boro Auth PA
             College................................   5.250    09/15/18       2,119,104
  2,850   Trinity Area Sch Dist PA (FGIC
             Insd)..................................   5.250    11/01/20       3,125,453
  1,820   Twin Vly, PA Sch Dist (FSA Insd)..........   5.250    04/01/26       1,948,365
  1,000   Union Cnty, PA Higher Ed Fac
             Auth Bucknell Univ Ser A...............   5.250    04/01/19       1,092,140
  2,300   Union Cnty, PA Hosp Auth Hosp
             Rev Evangelical Cmnty Hosp
             (Radian Insd)..........................   5.250    08/01/24       2,366,010

  1,285   Unity Twp, PA Muni Auth Swr Rev
             (FSA Insd).............................   5.000    12/01/24       1,353,632
  5,025   Washington Cnty, PA Bal Ser A
             (AMBAC Insd)...........................   5.125    09/01/27       5,228,462
    825   Washington Cnty, PA Ser A
             (AMBAC Insd) (Prerefunded
             @ 9/01/12).............................   5.125    09/01/27         914,892
  6,000   West Shore, PA Area Hosp Auth
             Holy Spirit Hosp Proj..................   6.250    01/01/32       6,184,980
  1,550   Westmoreland Cnty, PA Indl Dev
             Auth Rev Retirement Cmnty
             Redstone Ser A.........................   5.750    01/01/26       1,486,388
  4,000   York Cnty, PA Indl Dev Auth Wtr
             Co Proj (FGIC Insd) (AMT)..............   4.750    10/01/36       3,772,800
  2,200   York Cnty, PA (MBIA Insd).................   5.000    06/01/29       2,284,326
  2,200   York Cnty, PA (MBIA Insd).................   5.000    06/01/33       2,272,534
                                                                            -------------
                                                                              620,212,632
                                                                            -------------
          GUAM 2.0%
  2,700   Guam Econ Dev & Comm
             Auth Tob Settlement....................   5.625    06/01/47       2,641,194
  3,000   Guam Govt Ser A...........................   5.250    11/15/37       2,825,670
  1,585   Guam Intl Arpt Auth Gen Ser B
             (MBIA Insd)............................   5.250    10/01/21       1,724,258
                                                                            -------------
                                                                                7,191,122
                                                                            -------------
          PUERTO RICO 5.3%
  4,000   Puerto Rico Comwlth Hwy &
             Trans Auth Hwy Rev Rfdg Ser Y
             (FSA Insd).............................   6.250    07/01/21       4,866,640
  5,000   Puerto Rico Comwlth
             Infrastrucure Fin Auth Spl Ser
             B......................................   5.000    07/01/41       4,845,900
  2,725   Puerto Rico Elec Pwr Auth Pwr
             Rev Ser TT (c).........................   5.000    07/01/32       2,713,031
  6,135   Puerto Rico Elec Pwr Auth Pwr
             Ser TT (c).............................   5.000    07/01/37       6,108,052
                                                                            -------------
                                                                               18,533,623
                                                                            -------------

          U.S. VIRGIN ISLANDS 2.4%
  1,500   University VI Impt Ser A..................   5.375    06/01/34       1,479,090
  1,000   Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A...........   6.375    10/01/19       1,074,890
  3,000   Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A
             (ACA Insd) (Prerefunded @
             10/01/10)..............................   6.125    10/01/29       3,302,310
  1,500   Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A
             (Prerefunded @ 10/01/10)...............   6.500    10/01/24       1,675,890
  1,000   Virgin Islands Wtr & Pwr Auth
             Elec Sys Rev Ser A.....................   5.000    07/01/31         974,380
                                                                           -------------
                                                                               8,506,560
                                                                           -------------
TOTAL LONG-TERM INVESTMENTS 185.0%
   (Cost $644,663,397)..................................................     654,443,937

TOTAL SHORT-TERM INVESTMENTS 0.2%
   (Cost $900,000)......................................................         900,000
                                                                           -------------
TOTAL INVESTMENTS 185.2%
   (Cost $645,563,397)..................................................     655,343,937

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED
   TO SECURITIES HELD (28.9%)
   (Cost ($102,330,000))
   (102,330) Notes with interest rates ranging from
      2.25% to 4.00% at January 31, 2008 and
      contractual maturities of collateral ranging
      from 2028 to 2037 (g) ............................................    (102,330,000)
                                                                           -------------
TOTAL NET INVESTMENTS 156.3%
   (Cost $543,233,397)..................................................     553,013,937

OTHER ASSETS IN EXCESS OF LIABILITIES 6.0%..............................      21,099,246

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)
   (62.3%)..............................................................    (220,340,377)
                                                                           -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%...........................   $ 353,772,806
                                                                           -------------

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) All or a portion of this security has been physically segregated in connection with open futures contracts.

(b)  The Trust owns 100% of the outstanding bond issuance.

(c)  Underlying security related to Inverse Floaters entered into by the Trust.

(d)  Escrowed to Maturity

(e)  Floating Rate Coupon

(f)  Security purchased on a when-issued or delayed delivery basis.

(g) Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2008.

ACA    - American Capital Access
AGL    - Assured Guaranty Ltd.
AMBAC  - AMBAC Indemnity Corp.
AMT    - Alternative Minimum Tax
CIFG   - CDC IXIS Financial Guaranty
FGIC   - Financial Guaranty Insurance Co.
FHA    - Federal Housing Administration
FSA    - Financial Security Assurance Inc.
GNMA   - Government National Mortgage Association
LOC    - Letter of Credit
MBIA   - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA   - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2008:

                                                                    UNREALIZED
                                                                   APPRECIATION/
                                                      CONTRACTS    DEPRECIATION
                                                      ---------   --------------
SHORT CONTRACTS:
U.S. Treasury Bonds Futures, March 2008 (Current
   Notional Value of $119,313 per contract).........     310        $(637,523)
                                                         ---        ---------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 20, 2008